UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02575

Morgan Stanley Liquid Asset Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Kevin Klingert 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	August 31, 2011

Date of reporting period:	November 30, 2010

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments • November 30, 2010 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Repurchase Agreements (47.2%)
$450,000	Barclays Capital, Inc. (dated 11/30/10; proceeds $450,002,875; fully collateralized by U.S. Government Agencies; Federal Home Loan Bank 0.00% due 12/01/10; Federal Home Loan Mortgage Corp. 0.00% due 07/25/11; valued at $459,000,229)	0.23%	12/01/10	$450,000,000
430,000	BNP Paribas Securities Corp. (dated 11/30/10; proceeds $430,002,986; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corp. 4.00% - 5.86% due 03/01/25 - 11/01/40; Federal National Mortgage Association 3.50% - 5.23% due 02/01/38 - 11/01/40; Government National Mortgage Association 5.50% due 12/15/38; valued at $442,900,000)	0.25	12/01/10	430,000,000
210,000	Deutsche Bank Securities, Inc. (dated 11/30/10; proceeds $210,001,458; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 6.00% due 09/01/24 - 11/01/40; U.S. Government Obligation; United States Treasury Note 4.50% due 03/31/12; valued at $216,074,738)	0.25	12/01/10	210,000,000
192,980	Goldman Sachs & Co. (dated 11/30/10; proceeds $192,981,287; fully collateralized by U.S. Government Agencies; Federal Home Loan Bank 5.50% due 07/15/36; Federal Home Loan Mortgage Corp. 0.00% due 10/12/12; Federal National Mortgage Association 1.38% due 12/28/12; valued at $196,839,894)	0.24	12/01/10	192,980,000
	Total Repurchase Agreements (Cost $1,282,980,000)			1,282,980,000

	Floating Rate Notes (23.5%)
	International Banks
145,000	Barclays Bank PLC	0.44(a)	01/19/11 (b)	145,000,000
140,000	BNP Paribas	0.49(a)	12/23/10 (b)	140,000,000
110,000	Lloyds TSB Bank PLC	0.31(a)	01/31/11 (b)	110,000,000
105,000	Royal Bank of Scotland PLC	0.49(a)	02/10/11 (b)	105,000,000
139,000	Societe Generale	1.49(a)	02/07/11 (b)	139,000,000
	Total Floating Rate Notes (Cost $639,000,000)			639,000,000

	Commercial Paper (20.7%)
	International Banks
35,000	ABN Amro Funding USA LLC (c)	0.31	02/04/11	34,980,410
64,000	Banco Bilbao Vizcaya Argentaria SA (c)	0.36	12/07/10	63,996,160
69,000	BPCE SA (c)	0.62 - 0.64	12/09/10 - 01/04/11	68,971,826
130,000	Deutsche Bank Financial LLC	0.23	12/01/10	130,000,000
24,000	Lloyds TSB Bank PLC	0.45	04/04/11	23,962,800
110,000	Nordea North America, Inc.	0.27	01/13/11	109,964,525
130,000	UBS Finance	0.22	12/01/10	130,000,000
	Total Commercial Paper (Cost $561,875,721)			561,875,721

	Certificates of Deposit (8.6%)
	International Banks
105,000	Credit AG CIB	0.31	02/04/11	105,000,000
130,000	Credit Industriel et Commercial	0.50	01/05/11	130,000,000
	Total Certificates of Deposit (Cost $235,000,000)			235,000,000
	Total Investments (Cost $2,718,855,721) (d)		100.0%	2,718,855,721
	Liabilities in Excess of Other Assets		0.0	(1,240,377)
	Net Assets		100.0%	$2,717,615,344

(a)	Floating rate security. Rate shown is the rate in effect at November 30, 2010.
(b)	Date of next interest rate reset.
(c)	Resale is restricted to qualified institutional investors.
(d)	Cost is the same for federal income tax purposes.

Morgan Stanley Liquid Asset Fund Inc.

Notes to the Portfolio of Investments • November 30, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT NOVEMBER 30, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Repurchase Agreements	$1,282,980,000	—	$1,282,980,000	—
Floating Rate Notes - Corporate	639,000,000	—	639,000,000	—
Commercial Paper	561,875,721	—	561,875,721	—
Certificates of Deposit	235,000,000	—	235,000,000	—
Total	$2,718,855,721	—	$2,718,855,721	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of November 30, 2010, the Fund did not have any investments transfer between valuation levels.

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Liquid Asset Fund Inc.

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
January 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
January 20, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 20, 2011